Convertible Notes And Derivative Liability and Warrants (Details) - USD ($)													12 Months Ended
		Sep. 01, 2026	Jul. 06, 2026	Mar. 26, 2026	Mar. 16, 2026	Jan. 30, 2026	Jan. 26, 2026	Dec. 02, 2025	Nov. 15, 2025	Nov. 10, 2025	Oct. 15, 2025	Feb. 28, 2025	Dec. 31, 2025	Dec. 31, 2024		Aug. 12, 2024	Aug. 07, 2024	Dec. 31, 2023	[1]
Convertible Notes and Derivative Liability and Warrants [Line Items]
Convertible promissory note														$ 5,800,000
Convertible promissory note discount percentage														7.00%
Percentage of beneficiary cap													9.90%	9.99%
Reverse stock split (in Shares)												4.63	15,740
Interest expense														$ 765,177
Convertible debt													$ 262,616
Convertible warrant shares (in Shares)													1,224,328	3,555,678	[1]
Percentage of exercise warrants													9.99%
Forecast [Member]
Convertible Notes and Derivative Liability and Warrants [Line Items]
Reverse stock split (in Shares)		4	4		4
2025 Securities Purchase Agreement [Member]
Convertible Notes and Derivative Liability and Warrants [Line Items]
Periodic principal payment									$ 250,000
Conversion of shares (in Shares)													6,492
Series A Warrant [Member]
Convertible Notes and Derivative Liability and Warrants [Line Items]
Convertible warrant shares (in Shares)													2,142,940
Series C Warrant [Member]
Convertible Notes and Derivative Liability and Warrants [Line Items]
Convertible warrant shares (in Shares)													3,555,678
Class A Ordinary Shares [Member]
Convertible Notes and Derivative Liability and Warrants [Line Items]
Warrant exercise price per share (in Dollars per share)													$ 2.71
Public Warrants [Member]
Convertible Notes and Derivative Liability and Warrants [Line Items]
Warrants issued (in Shares)													5,175,000
Private – warrants [Member]
Convertible Notes and Derivative Liability and Warrants [Line Items]
Warrants issued (in Shares)													3,145,000
Convertible Promissory Note was Converted into Ordinary Shares [Member]
Convertible Notes and Derivative Liability and Warrants [Line Items]
Convertible promissory note discount percentage													7.00%
Additional Tranches [Member]
Convertible Notes and Derivative Liability and Warrants [Line Items]
Periodic principal payment											$ 2,200,000
First Tranche [Member]
Convertible Notes and Derivative Liability and Warrants [Line Items]
Periodic principal payment											257,000
Second tranche [Member]
Convertible Notes and Derivative Liability and Warrants [Line Items]
Periodic principal payment										$ 157,000
Unsecured Promissory Notes [Member]
Convertible Notes and Derivative Liability and Warrants [Line Items]
Total principal balance									$ 250,000
Convertible Notes [Member]
Convertible Notes and Derivative Liability and Warrants [Line Items]
Reverse stock split (in Shares)													4
Convertible Note [Member]
Convertible Notes and Derivative Liability and Warrants [Line Items]
Carrying amount of the convertible notes													$ 504,136
Common Stock [Member]
Convertible Notes and Derivative Liability and Warrants [Line Items]
Conversion of shares (in Shares)	[2]												15,740.11	23.44
Number of ordinary share (in Shares)													1
Common Stock [Member] | 2025 Securities Purchase Agreement [Member]
Convertible Notes and Derivative Liability and Warrants [Line Items]
Convertible promissory note													$ 2,725,000
Convertible Promissory Note was Converted into Ordinary Shares [Member]
Convertible Notes and Derivative Liability and Warrants [Line Items]
Converted ordinary shares (in Shares)														13
Subsequent Event [Member] | First tranche [Member]
Convertible Notes and Derivative Liability and Warrants [Line Items]
Periodic principal payment						$ 107,000
Subsequent Event [Member] | Convertible Notes [Member]
Convertible Notes and Derivative Liability and Warrants [Line Items]
Reverse stock split (in Shares)							4
JAK & affiliated holders [Member]
Convertible Notes and Derivative Liability and Warrants [Line Items]
Percentage of conversion exceeds													9.99%
Vanquish Funding Group Inc [Member]
Convertible Notes and Derivative Liability and Warrants [Line Items]
Percentage of conversion exceeds													4.99%
Convertible Debt [Member]
Convertible Notes and Derivative Liability and Warrants [Line Items]
Convertible promissory note														$ 2,650,000
Private – warrants [Member]
Convertible Notes and Derivative Liability and Warrants [Line Items]
Convertible warrant shares (in Shares)													3,145,000	5,175,000
Warrant exercise price per share (in Dollars per share)													$ 11.5
Liquidation term													5 years
Class A Ordinary Shares [Member]
Convertible Notes and Derivative Liability and Warrants [Line Items]
Principal amount											$ 257,000
Converted ordinary shares (in Shares)								21,147
Convertible warrant shares (in Shares)													2.71				1,325,301
Class A Ordinary Shares [Member] | Series A Warrant [Member]
Convertible Notes and Derivative Liability and Warrants [Line Items]
Convertible warrant shares (in Shares)																1,325,301
Class A Ordinary Shares [Member] | Convertible Promissory Note was Converted into Ordinary Shares [Member]
Convertible Notes and Derivative Liability and Warrants [Line Items]
Convertible promissory note													$ 7,200,000
Class A Ordinary Shares [Member] | Subsequent Event [Member]
Convertible Notes and Derivative Liability and Warrants [Line Items]
Converted ordinary shares (in Shares)				21,147			21,147

[1]	Adjusted for the effects of the RSS in May 2025.
[2]	The shares as presented have been adjusted retrospectively for Reverse Share Splits effected in February 2025 of 1 share for every 20 existing shares issued, in May 2025 of 1 share for every 10 existing share issued, in August 2025 of 1 share for every 5 shares issued, in December 2025 of 1 share for every 5 shares issued, in January 2026 of 1 share for every 3 shares issued, in March 2026 of 1 share for every 4 shares issued , in July 2026 of 1 share for every 3 shares issued, and in September 2026 of 1 share for every 3 shares issued respectively.